UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.3%
Cooper Tire & Rubber Co.	135,200	$2,593,136
Dana Holding Corp.	145,200	1,785,960
Standard Motor Products Inc.	153,681	2,830,804

Total Auto Components		7,209,900

Distributors - 0.2%
Core-Mark Holding Co. Inc.	23,847	1,147,279

Diversified Consumer Services - 0.5%
Coinstar Inc.	59,000	2,653,820	*
Lincoln Educational Services Corp.	41,900	175,980

Total Diversified Consumer Services		2,829,800

Hotels, Restaurants & Leisure - 2.5%
Ameristar Casinos Inc.	163,035	2,902,023
CEC Entertainment Inc.	82,947	2,498,363
Cheesecake Factory Inc.	10,500	375,375
Churchill Downs Inc.	12,200	765,184
Cracker Barrel Old Country Store Inc.	56,200	3,771,582
Red Robin Gourmet Burgers Inc.	26,919	876,483	*
Ruby Tuesday Inc.	280,000	2,030,000	*
Town Sports International Holdings Inc.	82,078	1,015,305	*

Total Hotels, Restaurants & Leisure		14,234,315

Household Durables - 1.5%
American Greetings Corp., Class A Shares	179,900	3,022,320
Flexsteel Industries Inc.	5,400	111,780
Helen of Troy Ltd.	36,600	1,164,978	*
Hovnanian Enterprises Inc., Class A Shares	311,900	1,079,174	*
M.D.C. Holdings Inc.	17,300	666,223
Ryland Group Inc.	55,620	1,668,600
VOXX International Corp.	96,860	724,513	*

Total Household Durables		8,437,588

Internet & Catalog Retail - 0.4%
HSN Inc.	34,352	1,684,966
Orbitz Worldwide Inc.	309,700	789,735	*

Total Internet & Catalog Retail		2,474,701

Leisure Equipment & Products - 1.7%
Arctic Cat Inc.	57,100	2,367,366	*
Leapfrog Enterprises Inc.	282,722	2,550,152	*
Smith & Wesson Holding Corp.	231,500	2,548,815	*
Sturm Ruger & Co. Inc.	43,842	2,169,741

Total Leisure Equipment & Products		9,636,074

Media - 1.3%
Ballantyne Strong Inc.	50,400	209,664	*
Belo Corp., Class A Shares	111,700	874,611
Digital Generation Inc.	78,200	888,352	*
Journal Communications Inc.	97,524	507,125	*
Scholastic Corp.	107,032	3,401,477
Sinclair Broadcast Group, Inc.	161,300	1,808,173

Total Media		7,689,402

Multiline Retail - 0.2%
Dillard’s Inc., Class A Shares	16,000	1,157,120

Specialty Retail - 4.2%
Aaron’s Inc.	15,465	430,082
Ascena Retail Group Inc.	84,000	1,801,800	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Specialty Retail - 4.2% (continued)
Buckle Inc.	67,000	$3,043,810
Cabela’s Inc., Class A Shares	80,700	4,412,676	*
Conn’s Inc.	46,100	1,016,505	*
Express Inc.	144,400	2,140,008	*
Finish Line Inc., Class A Shares	80,900	1,839,666
Genesco. Inc.	19,000	1,267,870	*
Group 1 Automotive Inc.	37,700	2,270,671
HOT Topic Inc.	59,300	515,910
Penske Automotive Group Inc.	90,600	2,726,154
Rent-A-Center Inc.	66,181	2,321,629
Sonic Automotive Inc.	21,299	404,255

Total Specialty Retail		24,191,036

Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc.	68,000	1,102,280	*
Iconix Brand Group Inc.	63,500	1,158,240	*
Jones Group Inc.	71,200	916,344
Skechers USA Inc., Class A Shares	110,500	2,254,200	*
True Religion Apparel Inc.	35,700	761,481
Warnaco Group Inc.	24,100	1,250,790	*

Total Textiles, Apparel & Luxury Goods		7,443,335

TOTAL CONSUMER DISCRETIONARY		86,450,550

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.3%
Andersons Inc.	35,535	1,338,248
Harris Teeter Supermarkets Inc.	47,473	1,843,851
Nash Finch Co.	49,400	1,008,748
Pantry Inc.	61,750	898,462	*
Spartan Stores Inc.	39,834	609,859
SUPERVALU Inc.	163,000	392,830
Susser Holdings Corp.	37,800	1,367,226	*

Total Food & Staples Retailing		7,459,224

Food Products - 0.8%
Cal-Maine Foods Inc.	42,600	1,914,444
Fresh Del Monte Produce Inc.	97,900	2,506,240
John B. Sanfilippo & Son Inc.	26,818	349,170	*

Total Food Products		4,769,854

Personal Products - 0.9%
Nu Skin Enterprises Inc., Class A Shares	57,365	2,227,483
Prestige Brands Holdings Inc.	86,093	1,460,137	*
USANA Health Sciences Inc.	31,480	1,462,876	*

Total Personal Products		5,150,496

TOTAL CONSUMER STAPLES		17,379,574

ENERGY - 6.0%
Energy Equipment & Services - 2.2%
C&J Energy Services Inc.	153,900	3,062,610	*
Global Geophysical Services Inc.	63,292	348,739	*
Helix Energy Solutions Group Inc.	170,300	3,111,381	*
Mitcham Industries Inc.	42,900	683,397	*
Parker Drilling Co.	498,693	2,109,471	*
RPC Inc.	138,682	1,648,929
Tesco Corp.	18,760	200,357	*
Tetra Technology Inc.	57,367	1,506,458	*
TGC Industries Inc.	21,460	154,512	*

Total Energy Equipment & Services		12,825,854

Oil, Gas & Consumable Fuels - 3.8%
Berry Petroleum Co., Class A Shares	46,500	1,889,295

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 3.8% (continued)
Cloud Peak Energy Inc.	70,400	$1,274,240	*
Energy XXI (Bermuda) Ltd.	80,200	2,802,990
Stone Energy Corp.	136,900	3,438,928	*
Targa Resources Corp.	65,654	3,305,022
VAALCO Energy Inc.	375,002	3,206,267	*
Western Refining Inc.	221,600	5,801,488

Total Oil, Gas & Consumable Fuels		21,718,230

TOTAL ENERGY		34,544,084

FINANCIALS - 19.2%
Capital Markets - 0.7%
American Capital Ltd.	89,500	1,014,930	*
FXCM Inc., Class A Shares	5,600	53,480
Prospect Energy Corp.	256,472	2,954,558

Total Capital Markets		4,022,968

Commercial Banks - 5.5%
BancorpSouth Inc.	194,100	2,861,034
Bank of Marin Bancorp	1,400	59,514
Banner Corp.	40,781	1,105,165
City Holding Co.	14,864	532,726
Community Bank System Inc.	46,780	1,318,728
Community Trust Bancorp Inc.	26,989	959,054
CVB Financial Corp.	25,770	307,694
First Interstate BancSystem Inc., Class A Shares	8,350	124,916
Hanmi Financial Corp.	239,030	3,061,974	*
International Bancshares Corp.	139,380	2,655,189
Investors Bancorp Inc.	17,500	319,200	*
Lakeland Financial Corp.	33,232	917,203
Old National Bancorp	235,800	3,209,238
PacWest Bancorp	127,044	2,969,018
Sterling Financial Corp.	89,900	2,002,073
UMB Financial Corp.	30,680	1,493,503
Webster Financial Corp.	32,400	767,880
Wesbanco Inc.	67,800	1,404,138
Western Alliance Bancorp	231,400	2,360,280	*
Wilshire Bancorp Inc.	454,700	2,864,610	*

Total Commercial Banks		31,293,137

Consumer Finance - 1.3%
Cash America International Inc.	43,507	1,678,065
DFC Global Corp.	131,836	2,260,988	*
EZCORP Inc., Class A Shares	23,981	549,884	*
Netspend Holdings Inc.	194,700	1,913,901	*
World Acceptance Corp.	16,074	1,084,191	*

Total Consumer Finance		7,487,029

Diversified Financial Services - 0.5%
Portfolio Recovery Associates Inc.	27,300	2,850,939	*

Insurance - 3.6%
American Equity Investment Life Holding Co.	241,880	2,813,064
AmTrust Financial Services Inc.	65,050	1,666,581
CNO Financial Group Inc.	513,815	4,958,315
Enstar Group Ltd.	1,700	169,405	*
First American Financial Corp.	29,000	628,430
Horace Mann Educators Corp.	156,191	2,828,619
Meadowbrook Insurance Group Inc.	131,197	1,008,905
Montpelier Re Holdings Ltd.	37,023	819,319
National Financial Partners Corp.	204,296	3,452,602	*
Symetra Financial Corp.	71,800	883,140
Tower Group Inc.	67,619	1,311,133

Total Insurance		20,539,513

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 7.0%
ARMOUR Residential REIT Inc.	153,500	$1,175,810
Ashford Hospitality Trust	207,620	1,744,008
CBL & Associates Properties Inc.	182,300	3,890,282
Colony Financial Inc.	60,100	1,170,748
CYS Investments Inc.	171,600	2,417,844
Entertainment Properties Trust	67,100	2,981,253
First Industrial Realty Trust Inc.	118,490	1,556,959	*
Hatteras Financial Corp.	133,045	3,750,538
Home Properties Inc.	26,600	1,629,782
Invesco Mortgage Capital Inc.	211,900	4,265,547
LTC Properties Inc.	33,650	1,071,752
National Retail Properties Inc.	76,100	2,321,050
NorthStar Realty Finance Corp.	388,820	2,472,895
Pennymac Mortgage Investment Trust	99,480	2,324,848
Strategic Hotels & Resorts Inc.	184,800	1,110,648	*
Sunstone Hotel Investors Inc.	292,700	3,219,700	*
Two Harbors Investment Corp.	275,457	3,236,620

Total Real Estate Investment Trusts (REITs)		40,340,284

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	109,600	1,082,848
EverBank Financial Corp.	66,300	912,951
First Defiance Financial Corp.	15,087	260,402
HomeStreet Inc.	18,910	719,714	*
Provident New York Bancorp	47,980	451,492

Total Thrifts & Mortgage Finance		3,427,407

TOTAL FINANCIALS		109,961,277

HEALTH CARE - 13.2%
Biotechnology - 2.8%
Alkermes PLC	88,200	1,830,150	*
Cubist Pharmaceuticals Inc.	106,201	5,063,664	*
Enzon Pharmaceuticals Inc.	18,700	130,152	*
Neurocrine Biosciences Inc.	53,400	426,132	*
PDL BioPharma Inc.	441,350	3,393,981
Pharmacyclics Inc.	42,900	2,767,050	*
SciClone Pharmaceuticals Inc.	413,580	2,295,369	*

Total Biotechnology		15,906,498

Health Care Equipment & Supplies - 3.2%
Align Technology Inc.	34,300	1,268,071	*
Analogic Corp.	16,000	1,250,720
Anika Therapeutics Inc.	21,620	324,732	*
CONMED Corp.	36,286	1,034,151
Cyberonics Incorporated	40,500	2,123,010	*
Cynosure Inc., Class A Shares	33,500	883,730	*
Integra LifeSciences Holdings Corp.	80,200	3,296,220	*
Invacare Corp.	135,276	1,912,803
Masimo Corp.	60,054	1,452,106	*
Natus Medical Inc.	4,200	54,894	*
STERIS Corp.	105,159	3,729,990
West Pharmaceutical Services Inc.	12,000	636,840
Wright Medical Group Inc.	19,100	422,301	*

Total Health Care Equipment & Supplies		18,389,568

Health Care Providers & Services - 3.5%
Amedisys Inc.	65,771	908,297	*
Bio-Reference Laboratories Inc.	132,059	3,774,246	*
Centene Corp.	29,832	1,116,015	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.5% (continued)
Chemed Corp.	16,680	$1,155,757
Five Star Quality Care Inc.	42,481	217,078	*
Gentiva Health Services Inc.	36,430	412,388	*
Magellan Health Services Inc.	59,410	3,066,150	*
National Healthcare Corp.	13,392	639,334
PharMerica Corp.	147,700	1,869,882	*
Radnet Inc.	19,500	54,210	*
Skilled Healthcare Group Inc., Class A Shares	84,430	542,885	*
Team Health Holdings Inc.	49,051	1,330,754	*
Universal American Corp.	154,240	1,425,178	*
WellCare Health Plans Inc.	60,241	3,406,628	*

Total Health Care Providers & Services		19,918,802

Health Care Technology - 0.3%
Merge Healthcare Inc.	38,072	145,816	*
Omnicell Inc.	116,860	1,624,354	*

Total Health Care Technology		1,770,170

Life Sciences Tools & Services - 0.4%
Affymetrix Inc.	241,916	1,047,496	*
Bio-Rad Laboratories Inc., Class A Shares	12,512	1,335,281	*

Total Life Sciences Tools & Services		2,382,777

Pharmaceuticals - 3.0%
Impax Laboratories Inc.	87,100	2,261,116	*
Jazz Pharmaceuticals PLC	37,500	2,137,875	*
Medicines Co.	171,033	4,414,362	*
Questcor Pharmaceuticals Inc.	106,400	1,968,400	*
Santarus Inc.	260,104	2,309,723	*
ViroPharma Inc.	140,250	4,238,355	*

Total Pharmaceuticals		17,329,831

TOTAL HEALTH CARE		75,697,646

INDUSTRIALS - 15.7%
Aerospace & Defense - 2.1%
Ceradyne Inc.	29,900	730,457
Cubic Corp.	29,400	1,471,764
Curtiss-Wright Corp.	98,194	3,210,944
DigitalGlobe Inc.	20,900	426,151	*
Esterline Technologies Corp.	45,700	2,565,598	*
GenCorp Inc.	217,960	2,068,440	*
Taser International Inc.	65,400	394,362	*
Teledyne Technologies Inc.	19,630	1,244,346	*

Total Aerospace & Defense		12,112,062

Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp.	26,503	574,320	*

Airlines - 1.1%
Alaska Air Group Inc.	35,692	1,251,362	*
Hawaiian Holdings Inc.	37,407	209,105	*
JetBlue Airways Corp.	377,510	1,808,273	*
US Airways Group Inc.	303,200	3,171,472	*

Total Airlines		6,440,212

Building Products - 0.4%
Apogee Enterprises Inc.	92,294	1,810,808
Gibraltar Industries Inc.	42,090	539,594	*

Total Building Products		2,350,402

Commercial Services & Supplies - 2.7%
CECO Environmental Corp.	27,700	270,629
Consolidated Graphics Inc.	54,200	1,414,078	*
Deluxe Corp.	79,100	2,417,296

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 2.7% (continued)
Encore Capital Group Inc.	49,600	$1,401,696	*
Knoll Inc.	56,970	794,731
Multi-Color Corp.	4,404	101,997
Steelcase Inc., Class A Shares	292,457	2,880,701
Sykes Enterprises Inc.	36,000	483,840	*
TeleTech Holdings Inc.	36,800	627,440	*
Unifirst Corp.	26,740	1,785,965
United Stationers Inc.	110,893	2,885,436
Viad Corp.	16,337	340,790

Total Commercial Services & Supplies		15,404,599

Construction & Engineering - 2.4%
EMCOR Group Inc.	132,127	3,770,905
Granite Construction Inc.	97,217	2,792,072
Great Lakes Dredge and Dock Co.	446,580	3,438,666
Michael Baker Corp.	21,250	507,025	*
MYR Group Inc.	135,400	2,701,230	*
Northwest Pipe Co.	23,300	574,345	*
Sterling Construction Co. Inc.	16,545	165,119	*

Total Construction & Engineering		13,949,362

Electrical Equipment - 0.3%
EnerSys	38,700	1,365,723	*

Industrial Conglomerates - 0.4%
Standex International Corp.	21,026	934,606
Tredegar Corp.	68,121	1,208,466

Total Industrial Conglomerates		2,143,072

Machinery - 2.1%
Cascade Corp.	16,700	914,158
Freightcar America Inc.	143,655	2,555,623
Kadant Inc.	35,450	822,086	*
L.B. Foster Co., Class A	47,230	1,527,418
Miller Industries Inc.	54,216	870,167
Mueller Water Products Inc., Class A Shares	70,600	345,940
NACCO Industries Inc., Class A Shares	16,464	2,064,750
Sauer-Danfoss Inc.	20,400	820,284
Watts Water Technologies Inc., Class A Shares	46,427	1,756,333

Total Machinery		11,676,759

Professional Services - 1.6%
Acacia Research Corp.	44,670	1,224,405	*
Corporate Executive Board Co.	15,067	808,043
Huron Consulting Group Inc.	22,800	793,896	*
ICF International Inc.	46,393	932,499	*
Insperity Inc.	40,433	1,020,125
Kelly Services Inc.	50,300	633,780
Navigant Consulting Inc.	185,271	2,047,244	*
Resources Connection Inc.	140,520	1,842,217

Total Professional Services		9,302,209

Road & Rail - 2.0%
AMERCO	18,100	1,925,116
Arkansas Best Corp.	18,800	148,896
Dollar Thrifty Automotive Group	32,500	2,825,225	*
Marten Transport Ltd.	70,386	1,236,682
Old Dominion Freight Line Inc.	64,350	1,940,796	*
Quality Distribution Inc.	79,616	736,448	*
Saia Inc.	54,550	1,098,637	*
Werner Enterprises Inc.	63,200	1,350,584

Total Road & Rail		11,262,384

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.5%
SeaCube Container Leasing Ltd.	31,100	$583,125
TAL International Group Inc.	68,300	2,320,834

Total Trading Companies & Distributors		2,903,959

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings Inc.	12,500	170,750	*

TOTAL INDUSTRIALS		89,655,813

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.3%
Anaren Inc.	19,110	382,009	*
Arris Group Inc.	216,600	2,770,314	*
Emulex Corp.	211,100	1,522,031	*
Harmonic Inc.	337,919	1,534,152	*
Ixia	136,400	2,191,948	*
NETGEAR Inc.	87,993	3,356,053	*
Plantronics Inc.	31,900	1,127,027

Total Communications Equipment		12,883,534

Computers & Peripherals - 0.3%
Datalink Corp.	18,500	153,180	*
Electronics for Imaging Inc.	26,050	432,691	*
Intermec Inc.	59,400	368,874	*
Xyratex Ltd.	71,100	654,120

Total Computers & Peripherals		1,608,865

Electronic Equipment, Instruments & Components - 2.8%
Anixter International Inc.	53,900	3,097,094
Badger Meter Inc.	22,100	804,219
Checkpoint Systems Inc.	23,235	192,386	*
CTS Corp.	20,880	210,261
DTS Inc.	41,600	968,448	*
Insight Enterprises Inc.	81,210	1,419,551	*
KEMET Corp.	261,983	1,152,725	*
MTS System Corp.	6,600	353,430
Plexus Corp.	100,000	3,029,000	*
Sanmina-SCI Corp.	221,500	1,880,535	*
SYNNEX Corp.	82,060	2,673,515	*
Vishay Precision Group Inc.	12,400	173,352	*

Total Electronic Equipment, Instruments & Components		15,954,516

Internet Software & Services - 1.2%
DealerTrack Holdings Inc.	20,300	565,355	*
Digital River Inc.	101,100	1,684,326	*
United Online Inc.	222,324	1,227,228
Vocus Inc.	150,300	3,015,018	*
Web.com Group Inc.	31,600	567,220	*

Total Internet Software & Services		7,059,147

IT Services - 2.6%
Acxiom Corp.	68,216	1,246,306	*
CACI International Inc., Class A Shares	19,700	1,020,263	*
Ciber Inc.	295,278	1,024,615	*
Convergys Corp.	237,750	3,725,543
CSG Systems International Inc.	56,376	1,267,896	*
Global Cash Access Inc.	280,282	2,256,270	*
ManTech International Corp., Class A Shares	9,200	220,800
Syntel Inc.	23,414	1,461,268
TNS Inc.	34,000	508,300	*
Unisys Corp.	92,213	1,919,875	*
Virtusa Corp.	22,159	393,765	*

Total IT Services		15,044,901

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology Inc.	581,000	$2,556,400	*
Cirrus Logic Inc.	83,700	3,213,243	*
Diodes Inc.	33,800	574,938	*
DSP Group Inc.	65,651	389,967	*
FormFactor Inc.	431,500	2,412,085	*
GT Advanced Technologies Inc.	186,200	1,014,790	*
Integrated Silicon Solutions Inc.	172,999	1,601,971	*
IXYS Corp.	25,000	248,000	*
Kulicke & Soffa Industries Inc.	172,200	1,790,880	*
Mattson Technology Inc.	154,200	149,574	*
MEMC Electronic Materials Inc.	467,800	1,286,450	*
Micrel Inc.	110,700	1,153,494
Microsemi Corp.	33,700	676,359	*
Photronics Inc.	500,094	2,685,505	*
RF Micro Devices Inc.	172,800	682,560	*
Spansion Inc.	89,329	1,064,801	*

Total Semiconductors & Semiconductor Equipment		21,501,017

Software - 3.4%
Actuate Corp.	199,945	1,405,613	*
EPIQ Systems Inc.	40,940	549,415
Fair Isaac Corp.	71,800	3,177,868
Net 1 UEPS Technologies Inc.	44,910	406,436	*
NetScout Systems Inc.	104,665	2,670,004	*
Parametric Technology Corp.	121,903	2,657,485	*
Progress Software Corp.	156,573	3,349,096	*
Take-Two Interactive Software Inc.	2,120	22,112	*
Telecommunication Systems Inc., Class A Shares	169,501	366,122	*
Ultimate Software Group Inc.	23,700	2,419,770	*
Websense Inc.	162,500	2,543,125	*

Total Software		19,567,046

TOTAL INFORMATION TECHNOLOGY		93,619,026

MATERIALS - 6.0%
Chemicals - 1.9%
Georgia Gulf Corp.	60,800	2,202,176
H.B. Fuller Co.	94,282	2,892,572
Koppers Holdings Inc.	48,533	1,695,258
Minerals Technologies Inc.	21,900	1,553,367
PolyOne Corp.	108,750	1,801,987
Spartech Corp.	19,900	106,465	*
Westlake Chemical Corp.	7,800	569,868

Total Chemicals		10,821,693

Construction Materials - 0.1%
Headwaters Inc.	63,757	419,521	*

Containers & Packaging - 0.1%
Myers Industrials Inc.	37,200	581,064

Metals & Mining - 2.5%
Century Aluminum Co.	81,350	581,652	*
Coeur d’Alene Mines Corp.	161,000	4,641,630	*
Golden Star Resources Ltd.	1,467,781	2,891,529	*
Handy & Harman Ltd.	11,000	162,580	*
Hecla Mining Co.	378,600	2,479,830
Kaiser Aluminum Corp.	21,800	1,272,902
SunCoke Energy Inc.	100,938	1,627,121	*
Worthington Industries Inc.	27,000	584,820

Total Metals & Mining		14,242,064

Paper & Forest Products - 1.4%
Buckeye Technologies Inc.	90,700	2,907,842

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY			SHARES	VALUE
Paper & Forest Products - 1.4% (continued)
Domtar Corp.			5,800	$454,082
Louisiana-Pacific Corp.			104,500	1,306,250	*
Neenah Paper Inc.			62,873	1,800,683
Resolute Forest Products			21,300	276,900	*
Schweitzer-Mauduit International Inc.			48,070	1,585,829

Total Paper & Forest Products				8,331,586

TOTAL MATERIALS				34,395,928

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
HickoryTech Corp.			12,100	128,018
magicJack VocalTec Ltd.			90,600	2,222,418	*
Vonage Holdings Corp.			1,005,620	2,292,814	*

Total Diversified Telecommunication Services				4,643,250

Wireless Telecommunication Services - 0.3%
USA Mobility Inc.			135,358	1,606,699

TOTAL TELECOMMUNICATION SERVICES				6,249,949

UTILITIES - 3.7%
Electric Utilities - 1.8%
El Paso Electric Co.			96,250	3,296,562
PNM Resources Inc.			100,500	2,113,515
Portland General Electric Co.			118,522	3,204,835
UNS Energy Corp.			37,350	1,563,471

Total Electric Utilities				10,178,383

Gas Utilities - 0.7%
Piedmont Natural Gas Co. Inc.			16,984	551,640
Southwest Gas Corp.			72,500	3,204,500

Total Gas Utilities				3,756,140

Multi-Utilities - 1.2%
Avista Corp.			128,650	3,311,451
NorthWestern Corp.			106,550	3,860,307

Total Multi-Utilities				7,171,758

TOTAL UTILITIES				21,106,281

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $536,360,538)				569,060,128

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $650,000,000 joint tri-party repurchase agreement dated 9/28/12 with RBS Securities Inc.; Proceeds at maturity- $1,208,023; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 10/1/12 to 1/10/25; Market value- $1,232,165) (Cost - $1,208,000)	0.230%	10/1/12	$1,208,000	1,208,000

TOTAL INVESTMENTS - 99.6% (Cost - $537,568,538#)				570,268,128
Other Assets in Excess of Liabilities - 0.4%				2,362,959

TOTAL NET ASSETS - 100.0%				$572,631,087

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Charles Street Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$569,060,128	—	—	$569,060,128
Short-term investments†	—	$1,208,000	—	1,208,000

Total investments	$569,060,128	$1,208,000	—	$570,268,128

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,459,535
Gross unrealized depreciation	(35,759,945)

Net unrealized appreciation	$32,699,590

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended September 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$8,508,756

†	At September 30, 2012, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2012